Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 13.1%
Transamerica International Equity (A)	1,407,227	$ 30,776,068
Money Market Fund - 0.2%
Transamerica Government Money Market, 4.99% (A)(B)	389,038	389,038
U.S. Equity Funds - 40.5%
Transamerica Large Growth (A)(C)	2,502,557	32,057,755
Transamerica Large Value Opportunities (A)	3,089,388	34,014,160
Transamerica Mid Cap Growth (A)(C)	762,155	7,187,125
Transamerica Mid Cap Value Opportunities (A)	596,386	7,114,882
Transamerica Small Cap Growth (A)	1,023,584	7,236,737
Transamerica Small Cap Value (A)	1,172,185	7,490,262
		95,100,921
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.3%
Transamerica Core Bond (A)	5,965,973	$ 51,546,003
Transamerica High Yield Bond (A)	1,699,616	13,817,876
Transamerica Inflation Opportunities (A)	2,605,579	25,456,510
Transamerica Short-Term Bond (A)	1,805,622	17,677,039
		108,497,428
Total Investment Companies (Cost $229,837,986)		234,763,455
Total Investments (Cost $229,837,986)		234,763,455
Net Other Assets (Liabilities) - (0.1)%		(125,989)
Net Assets - 100.0%		$ 234,637,466
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$234,763,455	$—	$—	$234,763,455
Total Investments	$234,763,455	$—	$—	$234,763,455
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class I3 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$50,344,621	$4,502,443	$(6,539,569)	$(1,279,998)	$4,518,506	$51,546,003	5,965,973	$1,703,103	$—
Transamerica Government Money Market	230,037	38,547,179	(38,388,178)	—	—	389,038	389,038	15,002	—
Transamerica High Yield Bond	13,610,435	1,044,128	(1,767,293)	(276,006)	1,206,612	13,817,876	1,699,616	654,574	—
Transamerica Inflation Opportunities	25,068,555	2,042,513	(3,231,352)	133,548	1,443,246	25,456,510	2,605,579	458,537	—
Transamerica International Equity	27,725,189	1,743,760	(3,879,253)	502,005	4,684,367	30,776,068	1,407,227	964,652	—
Transamerica Large Growth	28,633,768	844,032	(6,923,149)	398,815	9,104,289	32,057,755	2,502,557	—	—
Transamerica Large Value Opportunities	29,527,935	1,310,080	(4,180,668)	812,602	6,544,211	34,014,160	3,089,388	466,046	—
Transamerica Mid Cap Growth	6,752,274	194,776	(1,542,305)	301,146	1,481,234	7,187,125	762,155	—	—
Transamerica Mid Cap Value Opportunities	6,461,087	528,047	(884,993)	(19,217)	1,029,958	7,114,882	596,386	70,962	262,309
Transamerica Short-Term Bond	18,361,349	1,093,652	(2,283,984)	(146,958)	652,980	17,677,039	1,805,622	574,247	—
Transamerica Funds

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Growth	$6,357,182	$506,134	$(888,999)	$134,369	$1,128,051	$7,236,737	1,023,584	$—	$311,175
Transamerica Small Cap Value	6,021,491	401,181	(875,036)	(81,658)	2,024,284	7,490,262	1,172,185	206,404	—
Total	$219,093,923	$52,757,925	$(71,384,779)	$478,648	$33,817,738	$234,763,455	23,019,310	$5,113,527	$573,484

(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)	Non-income producing security.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Asset Allocation Intermediate Horizon

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation Intermediate Horizon (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Funds